ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PRIME RESERVE FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET BACKED SECURITIES 0.7%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A1A
5.44%, 9/20/07	2,671	2,671
Ford Credit Auto Owner Trust
Series 2006-B, Class A1
5.405%, 9/15/07	1,246	1,246
GS Auto Loan Trust
Series 2006-1, Class A1
5.514%, 8/15/07	2,823	2,823
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.30%, 3/15/07 (1)	11,250	11,250
JPMorgan Auto Receivables Trust
Series 2006-A, Class A1
5.39%, 10/15/07 (1)	1,826	1,826
Permanent Financing
Series 9A, Class 1A, VR
5.29%, 3/10/07 (1)	10,000	10,000
Pinnacle Capital Asset Trust
Series 2006-A, Class A1, VR
5.415%, 11/25/07	6,211	6,211
Total Asset Backed Securities (Cost $36,027)		36,027

BANK NOTE 3.1%
American Express Bank, VR, 5.29%, 12/13/07	28,000	28,000
American Express Centurion Bank, VR, 5.41%, 7/19/07	10,000	10,004
Bank of America, 5.30%, 3/30/07	25,000	25,000
Bank of America, 5.325%, 5/9/07	36,500	36,500
HSBC Bank, VR, 5.435%, 9/21/07	19,800	19,811
KeyBank, VR, 5.38%, 8/8/07	11,000	11,003
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	20,500	20,480
National City Bank, VR, 5.34%, 4/4/07	4,000	4,000
Southtrust Bank, VR, 5.42%, 6/14/07	2,400	2,400
Westpac Banking, VR, 5.42%, 5/25/07 (1)	13,000	13,003
Total Bank Note (Cost $170,201)		170,201
CERTIFICATES OF DEPOSIT 26.7%
Domestic 6.7% (2)
Branch Banking & Trust, 5.29%, 7/9/07	45,500	45,500
Citibank, 5.31%, 5/21/07	35,750	35,750
Citibank, 5.32%, 3/28/07	42,750	42,750
Countrywide Bank, VR, 5.35%, 3/16/07	12,500	12,500
Credit Suisse First Boston, VR, 5.295%, 7/19/07	37,500	37,500
DEPFA Bank, 5.32%, 3/15/07	42,000	42,000
Dexia Credit, VR, 5.26%, 6/11/07	24,750	24,748
Manufacturers and Traders Trust, VR, 5.30%, 3/30/07	27,100	27,100
Manufacturers and Traders Trust, VR, 5.30%, 6/15/07	9,000	8,999
Mercantile Safe Deposit & Trust, 5.45%, 6/14/07	9,900	9,900
PNC Bank, VR, 5.28%, 5/23/07	7,400	7,400
Suntrust Bank, VR, 5.265%, 9/14/07	28,000	27,996
Suntrust Bank, VR, 5.265%, 9/14/07	2,700	2,700
Suntrust Bank, VR, 5.29%, 10/29/07	9,000	9,000
Wilmington Trust, 5.32%, 5/15/07	32,350	32,350
		366,193
Eurodollar 5.8% (3)
Alliance & Leicester, 5.30%, 5/9/07	2,000	2,000
Banco Bilbao Vizcaya, 5.47%, 6/15/07	30,000	30,000
Bank of Nova Scotia, 5.275%, 3/26/07	32,000	32,000
Deutsche Bank, 5.31%, 7/5/07	47,000	47,000
DNB NOR Bank, 5.32%, 4/30/07	17,000	17,000
Intesa Sanpaolo, 5.33%, 8/13/07	21,000	21,000
KBC Bank, 5.70%, 3/29/07	30,000	30,002
Northern Rock, 5.33%, 8/13/07	26,000	26,000
Royal Bank of Scotland, 5.33%, 8/13/07	52,000	52,000
Societe Generale, 5.275%, 10/1/07	15,000	15,000
Societe Generale, 5.33%, 6/18/07	10,000	10,000
Unicredito Italiano, 5.325%, 7/11/07	34,000	34,000
		316,002
Yankee 14.2% (4)
ABN AMRO Bank, 5.40%, 1/16/08	31,750	31,750
Allied Irish Bank, VR, 5.34%, 6/18/07	6,000	6,000
Allied Irish Bank, VR, 5.341%, 8/8/07	21,900	21,903
Banco Bilbao Vizcaya, VR, 5.31%, 6/20/07	20,750	20,748
Bank of Ireland, 5.34%, 8/8/07	11,750	11,750
Bank of Montreal, 5.27%, 3/22/07	39,000	39,000
Barclays Bank, 5.31%, 3/15/07	47,500	47,500
Barclays Bank, 5.32%, 6/18/07	19,750	19,750
BNP Paribas, VR, 5.256%, 3/6/07	14,750	14,750
BNP Paribas, VR, 5.30%, 10/3/07	13,000	12,998
BNP Paribas, VR, 5.33%, 2/19/08 (1)	35,000	35,000
Calyon, VR, 5.30%, 9/13/07	29,000	28,995
Calyon, VR, 5.30%, 10/3/07	14,500	14,498
Canadian Imperial Bank of Commerce, 5.28%, 3/29/07	11,500	11,500
Canadian Imperial Bank of Commerce, VR, 5.42%, 4/27/07	21,000	21,002
Credit Suisse First Boston, VR, 5.31%, 3/28/07	7,000	7,000
Fortis Bank, 5.33%, 8/22/07	35,750	35,750
Fortis Bank, VR, 5.27%, 10/15/07	10,000	9,999
HBOS Treasury Services, 5.345%, 8/31/07	9,000	9,000
Lloyds TSB Bank, 5.27%, 3/26/07	65,000	65,000
National Bank of Canada, 5.32%, 7/12/07	26,750	26,750
Natixis, 5.34%, 8/14/07	3,000	3,000
Natixis, 5.375%, 1/9/08	53,750	53,750
Rabobank Nederland, 5.27%, 3/26/07	25,000	25,000
Rabobank Nederland, 5.32%, 5/16/07	49,500	49,500
Royal Bank of Scotland, 5.28%, 3/30/07	12,500	12,500
Societe Generale, VR, 5.265%, 9/21/07	19,500	19,497
Swedbank, VR, 5.315%, 9/17/07	13,500	13,499
Toronto-Dominion Bank, 5.365%, 10/26/07	10,750	10,755
Toronto-Dominion Bank, 5.425%, 6/8/07	36,750	36,751
UBS, 5.33%, 8/8/07	61,000	61,000
		775,895
Total Certificates of Deposit (Cost $1,458,090)		1,458,090

COMMERCIAL PAPER 39.9%
4(2) 28.6%
Alliance & Leicester, 5.25%, 3/19/07	2,000	1,995
Alliance & Leicester, 5.255%, 3/20/07	15,000	14,958
Allied Irish Bank, 5.25%, 3/28/07	1,250	1,245
Allied Irish Bank, 5.25%, 4/10/07	14,000	13,918
Alpine Securitization, 5.25%, 3/7/07	15,000	14,987
Alpine Securitization, 5.25%, 3/16/07	10,000	9,978
Alpine Securitization, 5.25%, 3/16/07	8,500	8,481
Alpine Securitization, 5.26%, 3/28/07	3,000	2,988
Atlantic Asset Securitization, 5.25%, 4/23/07	3,000	2,977
Atlantic Asset Securitization, 5.25%, 4/27/07	5,000	4,958
Atlantic Asset Securitization, 5.255%, 4/17/07	3,000	2,979
Atlantic Asset Securitization, 5.26%, 3/13/07	17,700	17,669
Atlantic Asset Securitization, 5.26%, 3/16/07	1,713	1,709
Atlantic Asset Securitization, 5.26%, 3/22/07	4,170	4,157
Atlantic Asset Securitization, 5.26%, 3/23/07	11,166	11,130
Atlantic Asset Securitization, 5.27%, 3/14/07	27,000	26,949
Atlantic Asset Securitization, 5.27%, 3/28/07	1,911	1,903
BA Credit Card Trust, 5.25%, 5/2/07 (1)	1,700	1,685
BA Credit Card Trust, 5.25%, 5/7/07 (1)	20,000	19,805
BA Credit Card Trust, 5.26%, 3/20/07 (1)	56,500	56,343
BA Credit Card Trust, 5.27%, 3/19/07 (1)	850	848
Bank of Ireland, 5.25%, 3/15/07	4,000	3,992
BASF, 5.25%, 4/5/07	14,000	13,929
BMW US Capital, 5.30%, 3/1/07	2,272	2,272
Cafco, 5.25%, 3/8/07	8,625	8,616
Cafco, 5.25%, 4/3/07	38,000	37,817
Cafco, 5.25%, 4/11/07	21,600	21,471
Cafco, 5.25%, 4/12/07	10,000	9,939
Cargill Global Funding, 5.25%, 3/9/07	18,000	17,979
Chariot Funding, 5.25%, 4/2/07 (1)	15,348	15,276
Chariot Funding, 5.25%, 4/16/07 (1)	38,465	38,207
Chariot Funding, 5.26%, 3/7/07 (1)	2,000	1,998
Chariot Funding, 5.26%, 3/12/07 (1)	12,000	11,981
Chariot Funding, 5.27%, 3/22/07 (1)	9,416	9,387
Ciesco, 5.25%, 3/8/07	17,239	17,221
Ciesco, 5.25%, 3/19/07	5,000	4,987
Ciesco, 5.25%, 3/26/07	15,225	15,170
Ciesco, 5.25%, 3/27/07	36,900	36,760
Ciesco, 5.25%, 4/23/07	3,325	3,299
Citibank Credit Card Issuance, 5.25%, 4/13/07	50,000	49,687
Citibank Credit Card Issuance, 5.26%, 3/20/07	12,000	11,967
Citibank Credit Card Issuance, 5.26%, 3/23/07	9,500	9,470
Citibank Credit Card Issuance, 5.26%, 4/2/07	16,800	16,721
Consolidated Edison, 5.33%, 3/1/07	11,155	11,155
CRC Funding, 5.25%, 3/9/07	13,000	12,985
CRC Funding, 5.25%, 3/27/07	16,900	16,836
CRC Funding, 5.25%, 3/28/07	4,000	3,984
CRC Funding, 5.25%, 4/18/07	5,900	5,859
CRC Funding, 5.26%, 3/23/07	38,500	38,376
Danske, 5.25%, 3/6/07	23,000	22,983
Danske, 5.25%, 3/9/07	15,999	15,980
Eli Lilly & Co., 5.19%, 3/13/07 (1)	1,000	998
Fairway Finance, 5.27%, 3/6/07	1,054	1,053
Falcon Asset Securitization, 5.25%, 4/12/07	29,000	28,822
Falcon Asset Securitization, 5.26%, 3/20/07	19,000	18,947
Falcon Asset Securitization, 5.26%, 3/29/07	14,887	14,826
Grampian Funding, 5.25%, 3/20/07	2,000	1,995
Hartford Financial Services, 5.25%, 4/27/07 (1)	12,531	12,427
IXIS Commercial Paper, 5.25%, 3/13/07 (1)	5,000	4,991
IXIS Commercial Paper, 5.25%, 3/23/07 (1)	25,000	24,920
IXIS Commercial Paper, 5.25%, 3/30/07 (1)	25,000	24,894
Jupiter Securitization, 5.25%, 3/6/07 (1)	7,366	7,361
Jupiter Securitization, 5.25%, 4/9/07 (1)	25,850	25,703
Jupiter Securitization, 5.26%, 3/7/07 (1)	18,000	17,984
Jupiter Securitization, 5.26%, 3/16/07 (1)	4,000	3,991
Jupiter Securitization, 5.26%, 3/22/07 (1)	22,000	21,933
Jupiter Securitization, 5.27%, 3/21/07 (1)	1,184	1,181
Nationwide Building Society, 5.25%, 3/9/07 (1)	21,750	21,725
Northern Rock, 5.25%, 4/20/07 (1)	6,000	5,956
Old Line Funding, 5.25%, 4/5/07	10,014	9,963
Old Line Funding, 5.25%, 4/11/07	1,000	994
Old Line Funding, 5.25%, 4/11/07	21,000	20,874
Old Line Funding, 5.26%, 3/1/07	19,700	19,700
Old Line Funding, 5.26%, 3/7/07	20,918	20,900
Old Line Funding, 5.26%, 3/16/07	4,271	4,262
Old Line Funding, 5.27%, 3/28/07	2,190	2,181
Ranger Funding, 5.25%, 3/1/07	5,021	5,021
Ranger Funding, 5.25%, 3/8/07	37,000	36,962
Ranger Funding, 5.26%, 3/7/07	29,513	29,487
Ranger Funding, 5.26%, 3/13/07	10,070	10,052
Sanofi Aventis, 5.25%, 3/9/07 (1)	7,058	7,050
Sheffield Receivables Corporation, 5.26%, 3/6/07	2,200	2,198
Sheffield Receivables Corporation, 5.26%, 3/14/07	38,000	37,928
Sheffield Receivables Corporation, 5.26%, 3/15/07	31,000	30,937
Sheffield Receivables Corporation, 5.26%, 3/22/07	5,000	4,985
Sheffield Receivables Corporation, 5.26%, 4/12/07	1,500	1,491
Sigma Finance, 5.25%, 3/2/07	6,500	6,499
Solitaire, 5.25%, 4/27/07 (1)	7,000	6,942
Solitaire, 5.255%, 3/20/07 (1)	16,962	16,915
Solitaire, 5.26%, 3/12/07 (1)	23,600	23,562
Solitaire, 5.26%, 3/16/07 (1)	30,000	29,934
Sysco, 5.25%, 3/8/07	8,500	8,491
Total Capital, 5.315%, 3/1/07	45,000	45,000
Tulip Funding, 5.26%, 3/26/07	37,000	36,865
Variable Funding Capital, 5.25%, 3/26/07	50,000	49,818
Variable Funding Capital, 5.26%, 3/21/07	2,000	1,994
Wal-Mart Funding, 5.25%, 5/24/07	63,500	62,722
Yorktown Capital, 5.25%, 4/16/07	43,000	42,712
Yorktown Capital, 5.26%, 3/16/07	5,000	4,989
Yorktown Capital, 5.26%, 4/2/07	30,000	29,860
		1,558,961
Non-4(2) 11.3%
Capital One Multi-Asset Executive Trust, 5.25%, 4/24/07	26,700	26,490
CBA Finance, 5.25%, 3/7/07	15,605	15,591
CBA Finance, 5.25%, 3/30/07	28,250	28,131
DaimlerChrysler Revolving Auto, 5.25%, 3/22/07	1,525	1,520
DaimlerChrysler Revolving Auto, 5.25%, 4/11/07	20,000	19,880
DaimlerChrysler Revolving Auto, 5.25%, 4/23/07	5,625	5,582
DaimlerChrysler Revolving Auto, 5.25%, 4/23/07	2,375	2,357
DaimlerChrysler Revolving Auto, 5.25%, 4/26/07	1,000	992
Dexia Delaware, 5.25%, 3/5/07	1,000	999
Dexia Delaware, 5.25%, 3/8/07	7,915	7,907
DNB NOR Bank ASA, 5.25%, 4/13/07	3,825	3,801
Electricite de France, 5.25%, 3/15/07	2,000	1,996
Electricite de France, 5.25%, 3/20/07	50,000	49,861
European Investment Bank, 5.25%, 3/2/07	2,000	2,000
FCAR Owner Trust, 5.25%, 4/16/07	22,500	22,349
FCAR Owner Trust, 5.26%, 3/23/07	44,000	43,859
FCAR Owner Trust II, 5.25%, 3/5/07	8,097	8,092
FCAR Owner Trust II, 5.27%, 3/16/07	745	743
FCAR Owner Trust II, 5.27%, 3/23/07	3,000	2,990
HBOS Treasury Services, 5.25%, 3/21/07	1,700	1,695
HBOS Treasury Services, 5.25%, 4/27/07	1,250	1,240
Intesa Funding, 5.25%, 3/26/07	3,960	3,946
JPMorgan Chase, 5.25%, 3/26/07	22,000	21,920
K2 (USA), 5.26%, 3/19/07	3,900	3,890
Nordea North America, 5.25%, 3/29/07	24,500	24,400
Nordea North America, 5.25%, 4/10/07	2,000	1,988
NSTAR Electric, 5.23%, 3/26/07	150	149
NSTAR Electric, 5.25%, 3/8/07	2,200	2,198
Oesterreichisce, 5.24%, 3/23/07	50,000	49,840
Paccar Financial, 5.25%, 3/16/07	25,500	25,444
Park Avenue Receivables, 5.25%, 4/11/07 (1)	16,819	16,718
Park Avenue Receivables, 5.26%, 3/6/07 (1)	5,000	4,996
Park Avenue Receivables, 5.26%, 3/13/07 (1)	13,979	13,954
Park Avenue Receivables, 5.26%, 3/20/07 (1)	3,200	3,191
Park Avenue Receivables, 5.26%, 3/23/07 (1)	13,704	13,660
Park Avenue Receivables, 5.26%, 4/10/07 (1)	16,000	15,906
Park Avenue Receivables, 5.26%, 4/10/07 (1)	10,000	9,942
Park Avenue Receivables, 5.27%, 3/16/07 (1)	1,584	1,581
Procter & Gamble, 5.23%, 5/21/07	1,000	988
Procter & Gamble, 5.24%, 4/25/07	5,750	5,704
Rabobank, 5.25%, 3/27/07	2,750	2,740
Skandinaviska Enskilda Banken, VR, 5.28%, 7/19/07 (1)	37,000	36,998
Societe Generale, 5.33%, 3/1/07	4,000	4,000
Stadshypotek (Delaware), 5.25%, 4/20/07	12,100	12,012
Swedbank, 5.25%, 4/5/07	4,500	4,477
Toyota Motor Credit Corporation, 5.25%, 3/23/07	44,750	44,606
Westpac Banking, 5.25%, 3/2/07 (1)	2,990	2,990
Westpac Banking, 5.25%, 3/29/07 (1)	8,150	8,117
Whistlejacket Capital, 5.27%, 3/13/07 (1)	7,500	7,487
Yale University, 5.26%, 3/2/07	4,000	3,999
Yale University, 5.26%, 3/6/07	23,000	22,983
		618,899
Total Commercial Paper (Cost $2,177,860)		2,177,860
FUNDING AGREEMENTS 0.9%
Genworth Life Insurance, VR, 5.41%, 1/14/08 (5)	30,000	30,000
ING USA Annuity & Life Insurance, 5.37%, 3/2/07 (5)	15,000	15,000
Transamerica Occidental Life Insurance
VR, 5.47%, 4/1/08 (5)	5,000	5,000
Total Funding Agreements (Cost $50,000)		50,000

MEDIUM-TERM NOTES 21.3%
Abbey National Treasury Services, VR, 5.374%, 6/29/07	7,400	7,401
Alliance & Leicester, VR, 5.33%, 3/7/08 (1)	15,000	15,002
Allstate Life Global Funding II, VR, 5.30%, 3/4/08	6,000	6,000
Allstate Life Global Funding II, VR, 5.34%, 5/21/07	30,000	30,003
American Honda Finance, VR, 5.46%, 4/13/07	4,325	4,326
American Honda Finance, VR, 5.47%, 3/8/07	11,900	11,900
Anglo Irish Bank, VR, 5.35%, 3/5/08 (1)	21,000	21,000
Australia & New Zealand Banking, VR, 5.32%, 3/20/08 (1)	8,400	8,401
Australia & New Zealand Banking, VR, 5.32%, 3/20/08 (1)	24,000	24,004
Banco Santander Totta, VR, 5.32%, 3/14/08 (1)	31,000	31,000
Bank of Ireland, VR, 5.30%, 3/19/08	29,500	29,500
Bank One, VR, 5.56%, 10/1/07	2,300	2,303
Bear Stearns Companies, VR, 5.31%, 3/14/08	7,500	7,500
Bear Stearns Companies, VR, 5.36%, 3/14/08	14,400	14,400
BMW US Capital, VR, 5.30%, 3/1/07 (1)	29,000	29,000
Calyon, VR, 5.33%, 8/10/07	26,000	25,998
Caterpillar Financial Services, VR, 5.37%, 7/27/07	22,000	22,002
Dexia Credit, VR, 5.475%, 5/15/07	2,900	2,901
Eli Lilly, VR, 5.31%, 4/1/08	7,999	7,999
General Electric Capital, VR, 5.443%, 3/9/07	4,500	4,500
General Electric Capital, VR, 5.445%, 7/9/07	23,900	23,900
General Electric Capital, VR, 5.445%, 10/17/07	14,900	14,900
Goldman Sachs, VR, 5.37%, 3/3/08	34,500	34,500
HBOS Treasury Services, VR, 5.29%, 3/7/08	36,750	36,750
HBOS Treasury Services, VR, 5.31%, 3/7/08 (1)	12,750	12,750
HBOS Treasury Services, VR, 5.46%, 4/4/07	7,750	7,751
HSBC Finance, VR, 5.409%, 6/1/07	7,000	7,000
Intesa Bank Ireland, VR, 5.32%, 3/25/08	29,800	29,800
Irish Life & Permanent, VR, 5.34%, 3/20/08 (1)	35,700	35,700
Jackson National Life, VR, 5.43%, 4/20/07	4,000	4,001
JPMorgan Chase, VR, 5.29%, 4/2/08	21,000	21,000
K2 USA, VR, 5.28%, 3/26/07 (1)	5,000	5,000
K2 USA, VR, 5.28%, 5/25/07	14,000	14,000
K2 USA, VR, 5.28%, 6/15/07 (1)	15,400	15,400
K2 USA, VR, 5.28%, 7/25/07	13,900	13,899
K2 USA, VR, 5.315%, 6/8/07 (1)	27,000	27,001
Kommunalkredit Austria, VR, 5.32%, 3/7/08 (1)	37,250	37,250
Lehman Brothers Holdings, VR, 5.33%, 6/26/07	28,000	28,000
Lehman Brothers Holdings, VR, 5.37%, 5/31/07	3,000	3,001
Lehman Brothers Holdings, VR, 5.385%, 7/19/07	5,000	5,002
Links Finance, VR, 5.28%, 5/21/07	27,900	27,899
MBNA Europe Funding, VR, 5.45%, 9/7/07 (1)	15,000	15,009
Merrill Lynch, VR, 5.29%, 7/27/07	14,900	14,900
Merrill Lynch, VR, 5.36%, 6/15/07	1,400	1,400
Merrill Lynch, VR, 5.39%, 6/15/07	5,600	5,601
Merrill Lynch, VR, 5.46%, 4/26/07	3,500	3,501
Merrill Lynch, VR, 5.47%, 8/27/07	9,000	9,005
Merrill Lynch, VR, 5.485%, 10/19/07	3,000	3,003
Merrill Lynch, VR, 5.49%, 3/19/07	4,500	4,500
MetLife Global Funding, VR, 5.34%, 11/9/07 (1)	13,750	13,755
MetLife Global Funding, VR, 5.43%, 10/5/07 (1)	4,287	4,289
Morgan Stanley, VR, 5.485%, 7/27/07	20,000	20,011
National Australia Bank, VR, 5.31%, 3/7/08 (1)	7,250	7,251
National Australia Bank, VR, 5.37%, 7/16/07	23,000	23,005
National Australia Bank, VR, 5.453%, 12/6/07	10,000	10,009
National Rural Utilities Cooperative Financing
VR, 5.31%, 2/29/08	21,500	21,500
Nationwide Building Society, VR, 5.37%, 1/7/08 (1)	27,500	27,500
Nationwide Life Global Funding, VR, 5.31%, 3/27/08 (1)	33,500	33,500
PRICOA Global Funding I, VR, 5.31%, 3/27/08 (1)	34,900	34,900
Santander, VR, 5.375%, 9/21/07 (1)	14,000	14,003
Sigma Finance, VR, 5.32%, 4/20/07	7,000	7,000
Sigma Finance, VR, 5.35%, 10/5/07	26,000	26,003
SLM Corporation, VR, 5.32%, 3/12/08 (1)	34,750	34,750
SLM Corporation, VR, 5.32%, 3/12/08 (1)	3,000	3,000
Svenska Handelsbanken, VR, 5.29%, 3/20/08	19,900	19,900
Westpac Banking, VR, 5.30%, 4/11/07 (1)	10,000	10,000
Whistlejacket Capital, VR, 5.275%, 8/28/07 (1)	15,000	14,999
Whistlejacket Capital, VR, 5.278%, 8/28/07	5,800	5,800
Whistlejacket Capital, VR, 5.28%, 4/11/07 (1)	8,500	8,500
Whistlejacket Capital, VR, 5.315%, 10/19/07	20,000	19,998
Whistlejacket Capital, VR, 5.315%, 11/15/07 (1)	21,000	20,998
World Savings Bank, VR, 5.429%, 6/1/07	13,000	13,002
Total Medium-Term Notes (Cost $1,160,236)		1,160,236

MUNICIPAL SECURITIES 6.4%
Catholic Health Initiatives, TECP, 5.36%, 3/15/07	16,380	16,380
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/36	7,845	7,845
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/33	1,380	1,380
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/34	4,880	4,880
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 5/1/35	25,125	25,125
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/36	5,900	5,900
Florida Hurricane Catastrophe Fund Finance Corp.
VR, TECP, 5.33%, 3/14/08	37,800	37,800
Gaithersburg, Asbury Obligated Group, VRDN, 5.35%, 1/1/36	7,500	7,500
Miami-Dade County IDA, South Florida Stadium Corp.
Dolphins Stadium, VRDN, 5.28%, 7/1/31	18,400	18,400
Mississippi, Nissan, GO, VRDN, 5.32%, 11/1/28	36,000	36,000
New York City Housing Dev. Corp., 201 Pearl Street
VRDN, 5.32%, 10/15/41	7,000	7,000
New York State Power Authority, 5.25%, 4/5/07	15,090	15,013
New York State Power Authority, 5.26%, 3/14/07	17,488	17,455
Southern UTE Indian Tribe, VRDN, 5.39%, 1/1/27	12,600	12,600
Texas, Veterans Housing, VRDN, 5.27%, 6/1/21	19,425	19,425
Texas, Veterans Housing, VRDN, 5.27%, 12/1/26	13,720	13,720
Texas, Veterans Housing, VRDN, 5.30%, 12/1/27	12,845	12,845
Texas, Veterans Housing, VRDN, 5.31%, 12/1/23	8,265	8,265
Texas PFA, Unemployment Obligation Trust
VRDN, 5.37%, 12/15/09	14,900	14,900
Univ. of Washington, TECP, 5.40%, 4/2/07	17,350	17,350
Utah Board of Regents, VRDN, 5.32%, 11/1/44 (6)	11,000	11,000
Virginia Housing Dev. Auth., Single Family
VRDN, 5.36%, 1/1/46	35,500	35,500
Total Municipal Securities (Cost $346,283)		346,283
U.S. GOVERNMENT OBLIGATIONS 0.5% (7)
Federal Home Loan Bank, 5.41%, 1/3/08	26,500	26,500
Total U.S. Government Obligations (Cost $26,500)		26,500

Total Investments in Securities
99.5% of Net Assets (Cost $5,425,197)		$5,425,197

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,124,578 and represents 20.6% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Restricted Securities
(6)	Insured by AMBAC Assurance Corp.
(7)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" total value of such securities at period-end amounts to $1,558,961 and represents 28.6% of net assets
GO	General Obligation
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $50,000 and represents 0.9% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.41%, 1/14/08	1/12/06	$ 30,000
ING USA Annuity & Life Insurance, 5.37%, 3/2/07	2/22/05	15,000
Transamerica Occidental Life Insurance
VR, 5.47%, 4/1/08	11/1/04	5,000
Totals		$ 50,000

The fund has registration rights for certain restricted securities held as of February 28, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $5,425,197,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007